Shareholder Fees - StrategicAdvisersLargeCapFund-PRO	Jul. 29, 2023 USD ($)
StrategicAdvisersLargeCapFund-PRO | Strategic Advisers Large Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none